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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-CSR

Certified Shareholder Report of Registered Management
	      Investment Companies

Investment Company Act file number: 811-05807

	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

     Kenneth S. Janke, Chairman and President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006


Item 1. Reports to Stockholders


NAIC Growth Fund, Inc.

Semi-Annual Report
June 30, 2006

www.naicgrowthfund.com



Contents

Report to Shareowners	 	 		3
Statement of Assets and Liabilities		4
Statement of Operations		 		5
Statements of Changes in Net Assets		6
Financial Highlights		 		7
Portfolio of Investments		 	8
Notes to Financial Statements			11
2006 Annual Shareholders Meeting		15
Director Compensation				16
NAIC Growth Fund, Inc., Board of Directors	17
Shareowner Information				17

Report to Shareowners:
June 30, 2006

		With the world in an uproar and many
political uncertainties, the stock market treaded water for the most part during the first half of the year. Oil prices continued at a high level and interest rates were increased on a regular basis. Even after the end of June, there were more upheavals in the Mideast with violence erupting between Israel and Lebanon. None of these events were positive signs for the stock market.
		Additions to the portfolio included 11,000
Biomet bringing the total to 28,000 shares; 8,000 Jack Henry
& Associates (30,000); 5,000 Johnson & Johnson (20,000);
3,000 Medtronic (17,000); 4,000 McCormick (24,000),
10,000 Sysco (30,000) and 1,000 Washington Mutual
(15,000).
		Sales reduced the number of stocks in the portfolio with Carlisle, ConAgra Foods, Diebold, Donaldson, First Industrial Real Estate, H.J. Heinz and Merck being sold in their entirety. There were also partial sales of 2,000 Johnson Controls and 10,000 O'Reilly Automotive, although we continue to hold 10,000 Johnson Controls and 30,000
O'Reilly Automotive.
		The result of the sales enabled the Board of Directors to declare a 50 cent per share capital gain distribution to shareowners that was payable on July 6, 2006. Directors believe the shareholders should reap the benefits of a portion of our Fund's capital gains.
		We would also like to inform you that James
M. Lane has recently retired from the Board of Directors.
We greatly appreciate his many years of service to the Fund and wish him well. Mr. Robert M. Bilkie, Jr., 45, was appointed to serve the remainder of Mr. Lane's term on the Board and on the audit committee. During the past twenty-two years, Mr. Bilkie has been the President and CEO of Sigma Investment Counselors, Inc. (provides investment advisory services to high net worth individuals).
		The Board of Directors has authorized the repurchase on the open market of up to 100,000 of the Fund's outstanding shares of common stock. Based on current market prices we believe our shares are undervalued and the repurchase program is a good investment of available funds.
The shares authorized to be repurchased are to be purchased from time to time as market and business conditions warrant.


(signature)
Kenneth S. Janke
Chairman and President

NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2006 (unaudited)

ASSETS

Investment securities
- at market value (cost $13,516,654)	$	24,033,670
Short-term investments
- at amortized cost	 			   995,674
Cash and cash equivalents		         2,199,886
Dividends and interest receivable 	            36,902
Prepaid insurance		                     2,011
						27,268,143

LIABILITIES

Dividends payable				 1,396,168
Accounts payable				    12,757
Advisor fees payable		                    19,417
Accrued expenses		                     7,356
						 1,435,698
TOTAL NET ASSETS	                 $  	25,832,445

SHAREOWNERS' EQUITY

Common stock-par value $0.001 per share;
  authorized 50,000,000 shares,
  outstanding 2,792,336
shares					 $	     2,794
Additional paid-in capital		        14,783,011
Undistributed net investment income	           100,881
Undistributed net realized gain on
  investments		                           428,743
Unrealized appreciation of investments          10,517,016
SHAREOWNERS' EQUITY		         $      25,832,445

NET ASSET VALUE PER SHARE	         $            9.25


See notes to financial statements

NAIC Growth Fund, Inc.
Statement of Operations
For the Period Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

Interest				 $	    24,741
Dividends			                   263,753
						   288,494
EXPENSES

Advisory fees				103,518
Legal fees				 32,016
Transfer agent 				 14,210
Insurance				 12,448
Printing				  5,106
Other fees and expenses	  		  4,656
Mailing and postage			  4,496
Directors' fees and expenses	          4,125
Audit fees	                          3,950
Custodian fees				  3,903
Annual shareowners' meeting 		  2,537
Taxes					    600
Total Expenses		 			   191,565

Net investment income 			            96,929

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain on investments:
Proceeds from sale of investment securities	 4,454,567
Cost of investment securities sold	         2,629,656
Net realized gain on investments	         1,824,911

Unrealized appreciation of investments:
Unrealized appreciation at
  beginning of year				11,969,788
Unrealized appreciation at end
  of period					10,517,016
Net change in unrealized appreciation
  on investments
						(1,452,772)
Net realized and unrealized gain
  on investments			 	   372,139

NET INCREASE FROM OPERATIONS		$	   469,068

See notes to financial statements

NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
			    	 June 30, 2006	  year ended
	                          (unaudited)  December 31, 2005
FROM OPERATIONS:

Net investment income	         $    96,929	  $   191,572
Net realized gain on investments   1,824,911	      266,791
Net change in unrealized
  appreciation on investments	  (1,452,772)	     (118,197)
Net increase/(decrease)
  from operations	             469,068	      340,166

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income		          --	      193,385
Net realized gain from
  investment transactions          1,396,168	      266,791
Total distributions		   1,396,168	      460,176

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment		          --		   --
Cash purchases		                  --		6,693
Net increase from capital
  stock transactions		          --            6,693
Net increase/(decrease) in
  net assets			    (927,100)	     (113,317)

TOTAL NET ASSETS:

Beginning of year	          26,759,545	  $26,872,862
End of period (including
 undistributed net investment
 income of $100,881 and 3,952,
 respectively)			 $25,832,445	  $26,759,545

Shares:

Shares issued to common
 stockholders under the dividend
 reinvestment plan and cash
 purchase plan	                          --	      364,830
Shares at beginning of year        2,792,336	    2,427,506
Shares at end of period		   2,792,336	    2,792,336

See notes to financial statements

NAIC Growth Fund, Inc.
Financial Highlights (a)
For the periods ended:   June 30, 2006
	      		  (unaudited)  2005   2004   2003   2002   2001
Net asset value at
 beginning of year	    $9.58     $9.63  $8.99  $7.90  $9.63  $10.40
Net investment income	      .03	.07    .01    .01    .02     .03
Net realized and unrealized
 gain (loss) on investments   .14	.05    .81   1.39  (1.28)   (.22)
Total from investment
 operations	              .17	.12    .82   1.40  (1.26)   (.19)

Distribution from:
Net investment income	     (.00)     (.07)  (.01)  (.01)  (.02)   (.03)
Realized gains	             (.50)     (.10)  (.17)  (.30)  (.45)   (.55)
Total distributions	     (.50)     (.17)  (.18)  (.31)  (.47)   (.58)
Net asset value at end
 of period	            $9.25     $9.58  $9.63  $8.99  $7.90   $9.63
--------------------------------------------------------------------------
Per share market value,
 end of period
 last traded price (b)	    $8.00     $8.70  $7.83  $8.26  $8.65   $9.35

Total Investment Return:

Based on market value
1 year (annualized)	    (5.71%)  13.20% (3.31%) (1.33%)  2.10%   3.60%
5 year	                     (.64%)   2.70%  6.65%   7.81%   1.79%  11.19%
10 year	                     7.49%    9.01% 13.45%  13.77%  14.28%  13.98%
from inception	             8.93%    9.44%  9.18%  10.17%  11.15%  11.97%

Based on net asset value
1 year (annualized)	     3.96%    1.34%  9.26%  17.69% (13.81%) (1.68%)
5 year	                     2.80%    2.00%  5.64%   5.42%   5.64%  13.85%
10 year	                     9.21%    8.97% 13.48%  12.83%  11.40%  14.21%
from inception	             9.92%   10.12% 10.75%  10.86%  10.34%  12.73%

Net assets, end
 of year (000's)$25,832.4  $26,759.5 $26,872.9 $24,501.2 $20,555.3 $23,909.2

Ratios to average net assets annualized:

Ratio of expenses to
 average net assets	     1.40%    1.46%  1.80%   1.79%   1.61%   1.57%
Ratio of net investment income
 to average net assets	     0.71%    0.72%  0.11%   0.06%   0.17%   0.32%
Portfolio turnover rate	     5.93%    3.51%  6.53%  11.31%  11.19%   1.77%
Average commission rate
 paid per share	           $0.065   $0.075  $0.095  $0.125  $0.125  $0.125

(a)	All per share data for 2001-2005 has been restated to
reflect the effect of a 15% stock dividend which
was declared on April 21, 2005 and paid on May 23, 2005 to shareholders of record on May 13, 2005.
(b)	If there was no sale on the valuation date, the bid
price for each such date is shown. Price obtained from Chicago Stock Exchange.

See notes to financial statements

NAIC Growth Fund, Inc.
Portfolio of Investments - June 30, 2006 (unaudited)

%  Common Stock         Shares       Cost        Market

3.6	Auto Replacement

O'Reilly Auto*	        30,000     $189,637      $935,700

Total                                            $935,700

13.5    Banking

Citigroup               22,000      368,635     1,061,500
Comerica, Inc.          10,000      404,669       519,900
Huntington Banc.        25,000      238,023       589,900
JP Morgan Chase         15,000      396,347       630,000
Synovus Financial       27,000      317,651       723,060

Total                                           3,523,960

4.0	Beverages - Soft Drinks

PepsiCo		        17,000	    433,218     1,020,680

Total					        1,020,680


3.2     Building Products

Johnson Controls        10,000       85,823       822,200

Total                                             822,200

3.7	Chemicals

RPM		        25,000      287,099       450,000
Sigma Aldrich	         7,000      213,317       508,480

Total 					          958,480

3.7	Consumer Products

Colgate-Palmolive       16,000	    469,850       958,400

Total                                             958,400

3.1	Electrical Equipment

General Electric        24,000	    441,341       791,040

Total                                             791,040


10.6 	Ethical Drugs

Abbott Laboratories     20,000	    860,150       872,200
Johnson & Johnson       20,000      915,045     1,198,400
Pfizer, Inc.            28,000      606,755       657,160

Total                                           2,727,760

8.3	Financial Services

CIT Group               10,000      392,785       522,900
State Street Boston     16,000      436,700       929,440
Washington Mutual       15,000      609,130       683,700

Total					        2,136,040

3.1	Food

McCormick & Co.         24,000      347,055       805,200

Total                                             805,200

3.6	Food Wholesale

Sysco			30,000	    448,328       916,800

Total						  916,800

11.7	Hospital Supplies

Biomet Corp.  	        28,000	    573,428       876,120
Medtronic	        17,000	    850,214       797,640
Polymedica	        12,000      346,237       431,520
Stryker Corp.	        22,000	    180,012       926,420

Total     				        3,031,700


3.6	Insurance

AFLAC, Inc.	        20,000	    143,906       927,000

Total			                          927,000

2.3	Information Technology

Jack Henry & Assoc.     30,000      554,299       589,800

Total					          589,800

3.2	Machinery

Emerson Electric Co.    10,000 	    335,278       838,100

Total				                  838,100

5.7	Multi Industry

Pentair		        18,000	    280,288       615,420
Teleflex	        16,000	    545,608       864,320

Total                                           1,479,740

2.7	Office Supplies

Avery Dennison		12,000	    666,064       696,720

Total					          696,720


3.4	Restaurant

Wendy's			15,000      579,762       874,350

Total						  874,350

93.0% Investment
        Securities   	        $13,516,654   $24,033,670

   Short-term Investments

3.9  United States Treasury Bills,
       Maturing 7/27/2006	                 $995,674

8.7     Misc. Cash Equivalents                  2,238,799
------                                     ---------------
12.6%			                       $3,234,473

Total Investments	                      $27,268,143

(5.6)   All other assets less liabilities      (1,435,698)
------                                     ---------------
100%  TOTAL NET ASSETS		              $25,832,445


NAIC Growth Fund, Inc.
Portfolio of Investments - June 30, 2006 (unaudited)


Top Ten Holdings - NAIC Growth Fund, 06/30/06

Company	              Market Value  % of Portfolio
				      Investments
Johnson & Johnson      $1,198,400	5.0
Citigroup		1,061,500	4.4
PepsiCo		        1,020,680	4.2
Colgate-Palmolive	  958,400	4.0
O'Reilly Auto		  935,700	3.9
State Street 		  929,440	3.9
Aflac Incorporated	  927,000	3.9
Stryker   		  926,420	3.9
Sysco		          916,800	3.8
Biomet Corp.		  876,120	3.6


Summary of Investment Position as % of Total
Investmnets 6/30/2006
(Graph)

Equities-Common Stock 	88.3%
Fixed Income-U.S.
 Treasury Bills		 3.7%
Cash			 8.1%


See notes to financial statements
*Non-income producing security

NAIC Growth Fund, Inc.
Notes to Financial Statements

(1)	ORGANIZATION

The NAIC Growth Fund, Inc. (the "Fund")
was organized under Maryland law on
April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940.
The Fund commenced operations on July 2, 1990.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used.
Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity. Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to
comply with the general qualification 	requirements of
the Internal Revenue Code applicable to regulated
investment companies.   The Fund intends to distribute
at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least
98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is based upon Federal income tax cost of portfolio investments as of June 30, 2006:

	Gross unrealized appreciation	$	10,569,590
	Gross unrealized depreciation		   (52,574)
						----------
	Net unrealized appreciation	$	10,517,016

	Federal income tax cost	        $       13,516,654

Expenses - The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs.
Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee.

(3)	MANAGEMENT ARRANGEMENTS

Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund. For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - LaSalle Bank, NA (LB)
serves as the Fund's custodian pursuant to the Custodian Agreement. As the Fund's custodian, LB receives fees and compensation of expenses for services provided including, but not limited to, an annual account  charge, annual
security fee, security transaction fee and statement of inventory fee. American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend Disbursement
Agreements.   American Stock Transfer and Trust Company
receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)	DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

 The Fund has a Dividend Reinvestment and
Cash Purchase Plan (the "Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, cash dividends and voluntary cash payments will be invested in shares purchased in the open market.
In the event the Plan agent is unable to complete its acquisition of shares to be purchased on the open market by the end of the thirtieth (30th) day following receipt of the cash dividends from the Fund, any remaining funds will be returned to the participants on pro rata basis. In the event the Plan agent is unable to complete its acquisition of shares to be purchased from additional contributions on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis.
The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)	DISTRIBUTIONS TO SHAREOWNERS

	On June 15, 2006, a distribution of $0.50 per share aggregating $1,396,168 was declared from realized gains.
the divideND WAS PAID ON July 6, 2006, to shareowners of record on June 26, 2006.

The tax character of distributions paid during 2005 and 2004 was as follows:

					2005	  2004
Distributions paid from:
Ordinary income			     $193,385	$19,792
Long-term capital gain		      266,791	455,020
				    ---------- ---------
			             $460,176  $474,812


As of June 30, 2006, the components of distributable
earnings on a tax basis were as follows:
Undistributed ordinary income			$100,881
Undistributed realized gain on investments	 428,743
Unrealized appreciation			      10,517,016

6)	INVESTMENT TRANSACTIONS

	Purchases and sales of securities, other than short-term securities for the period ended June 30, 2006, were $1,568,415 and $4,454,5678, respectively.

(7)	FINANCIAL HIGHLIGHTS

	The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

2006 ANNUAL SHAREHOLDERS MEETING

The 2006 annual meeting of shareholders was held on April
20, 2006 for the following purposes:

1.	To elect a Board of eight (8) Directors;

2.	To ratify or reject the selection of Plante & Moran,
PLLC as independent registered public accountants of the Fund for the calendar year ending December 31, 2006.

The following Directors were elected for Proposal 1:
Thomas E. O'Hara, Kenneth S. Janke,  Lewis A. Rockwell,
Peggy L. Schmeltz, Carl A. Holth, Benedict J. Smith, James M. Lane,
and Luke E. Sims.   For Proposal 2, shareholders ratified the
selection of Plante & Moran, PLLC as independent registered public accountants of the Fund.

Tabulation Report
Proposal 1 - Election of Directors
			  For      Against   Abstain	Withheld
Thomas E. O'Hara	1,797,676			157,689
Kenneth S. Janke	1,843,375			111,989
Lewis A. Rockwell	1,794,265			161,099
Peggy L. Schmeltz	1,841,465			113,900
Carl A. Holth		1,858,543			 96,821
Benedict J. Smith	1,822,047			133,318
James M. Lane		1,857,270			 98,095
Luke E. Sims		1,894,992			 60,372


Proposal 2 - Selection of Plante
 & Moran, PLLC          1,909,886   28,605    16,873

Total shares issued and outstanding on record date:  2,792,336

Compensation

The following table sets forth the aggregate compensation paid to all directors through June 30, 2006. Directors also receive reimbursement for out-of-pocket expenses relating to attendance at meetings of the Fund. No officer of the Fund received compensation from the Fund through June 30, 2006 in his capacity as an officer of the Fund.

Directors Who Are Interested Persons of the Fund

Kenneth S. Janke
Chaiman, President, Treasurer and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None

Thomas E. O'Hara
Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None

Lewis A. Rockwell
Secretary and Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$600


Peggy Schmeltz
Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$600


Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$600


Benedict M. Smith
Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$600

Luke E. Sims
Director

Aggregate Compensation from Fund*
$600

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$600

Robert M. Bilkie
Director

Aggregate Compensation from Fund*
$0

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$0

*All amounts shown are for service as a director

**The Fund is not part of any fund complex.

NAIC Growth Fund, Inc.
Board of Directors

Kenneth S. Janke
Chairman and President,
Bloomfield Hills, MI

Thomas E. O'Hara
Director,
Highland Beach, FL

Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI

Peggy L. Schmeltz
Director,
Bowling Green, OH

Carl A. Holth
Director,
Clinton Twp., MI

Benedict J. Smith
Director,
Birmingham, MI

Luke E. Sims
Director,
Milwaukee, WI

Robert M. Bilkie
Director,
Southfield, MI



Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago Stock Exchange is GRF. You may wish to visit the Chicago Stock Exchange web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from
American Stock Transfer and Trust Company, P.O. Box 922
Wall Street Station, New York, NY 10038,  Telephone 1-
800-937-5449.

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer and Trust
Company,  P.O. Box 922 Wall Street Station, New york, NY 10038,
Telephone 1-800-937-5449.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's
Form N-Q are available on the Commission's website at http://sec.gov, on the Fund's website at http://www.naicgrowthfund.com under the heading "SEC
Edgar Filings" and upon  request by calling 1-877-275-6242.
The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington,
D.C., and information on the  operation of the Public
Reference Room may obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242; (2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at www.sec.gov.

	Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2006 is available (1) without charge, upon request by calling 1-877-275-6242 or on the Fund's website at http://www.naicgrowthfund.com and (2) on the Commission's website at http://www.sec.gov.

	Shareowners or individuals wanting general
information or having questions,  write NAIC Growth Fund, Inc.,
P.O. Box 220, Royal Oak, Michigan 48068.   Telephone 877-275-6242
or visit us at our website at www.naicgrowthfund.com.

ITEM 2. CODE OF ETHICS.

Not required for the semi-annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for the semi-annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for the semi-annual report

ITEM 6. Schedule of Investments

The Fund's schedule of investments is included as part of the report to shareholders filed under Item 1 of the this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
	INVESTMENT COMPANIES

Not required for this semi-annual report.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (i) As of August 15, 2006, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's
President and Accountant concluded that the registrant's controls and procedures are effectively designed to insure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR is accumulated and communicated to the registrant's management, including its principal executive and principal financial officers, or persons performing similar functions as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Act.

(A)(3)	Not applicable.

(B)	Certification Pursuant to 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    Chairman and President

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    Chairman and President

Date: August 29, 2006

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: August 29, 2006